May 7, 1998

                           PIONEER CAPITAL GROWTH FUND
                 Supplement to Prospectus dated February 2, 1998

             The following information supplements the corresponding
                           section in the Prospectus:

I.       EXPENSE INFORMATION

         At a Special Meeting of Shareholders held on April 30, 1998, the shareholders of the Fund approved a proposal for a new management contract under which the basic rate of the management fee payable to Pioneering Management Corporation ("PMC") will be increased or decreased based upon the Fund's investment performance relative to the record of a benchmark securities index. Under the new contract, the "Annual Operating Expenses" and the "Example" shown on page 2 of the Fund's prospectus will change as set forth below. The "Shareholder Transaction Expenses" shown on page 2 of the Fund's prospectus will not change as a result of the new contract.

         The table below reflects expenses based on actual expenses for the fiscal year ended October 31, 1997. Management fees have been restated to reflect the basic, maximum and minimum fees payable to PMC under the new management contract.

Annual Operating Expenses (As a Percentage of Average Net Assets):

Class A Shares                                                      Management Fee
                                                              Basic    Maximum  Minimum
  Management Fee                                              0.65%       0.75% 0.55%
  12b-1 Fees                                                  0.25%       0.25% 0.25%
  Other Expenses (including accounting and transfer
     agent fees, custodian fees and printing expenses)        0.23%       0.23% 0.23%
                                                              ----        ----  ----
  Total Operating Expenses                                    1.13%       1.23% 1.03%
                                                              ====        ====  ====

Class B Shares                                                      Management Fee
                                                              Basic    Maximum  Minimum
  Management Fee                                              0.65%       0.75% 0.55%
  12b-1 Fees                                                  1.00%       1.00% 1.00%
  Other Expenses (including accounting and transfer
     agent fees, custodian fees and printing expenses)        0.25%       0.25% 0.25%
                                                              ----        ----  ----
  Total Operating Expenses                                    1.90%       2.00% 1.80%
                                                              ====        ====  ====

Class C Shares                                                      Management Fee
                                                              Basic    Maximum  Minimum
  Management Fee                                              0.65%       0.75% 0.55%
  12b-1 Fees                                                  1.00%       1.00% 1.00%
  Other Expenses (including accounting and transfer
     agent fees, custodian fees and printing expenses)        0.23%       0.23% 0.23%
                                                              ----        ----  ----
  Total Operating Expenses                                    1.88%       1.98% 1.78%
                                                              ====        ====  ====

Example:
         You would pay the following fees and expenses on a $1,000 investment, with or without redemption at the end of each time period, assuming a 5% annual return, reinvestment of all dividends and distributions and that the percentage amounts listed above under "Annual Operating Expenses" remain the same each year.

Class A Shares
Management Fee                                                1 Year   3 Years  5 Years 10 Years
  Basic                                                       $68      $91      $116    $187
  Maximum                                                     $69      $94      $121    $198
  Minimum                                                     $67      $88      $111    $176

Class B Shares
Management Fee                                                1 Year   3 Years  5 Years 10 Years
                                                              ------   -------  ------- --------
  Basic
     Assuming complete redemption at end of period            $59      $90      $123    $202
     Assuming no redemption                                   $19      $60      $103    $202
  Maximum
     Assuming complete redemption at end of period            $60      $93      $128    $213
     Assuming no redemption                                   $20      $63      $108    $213
   Minimum
     Assuming complete redemption at end of period            $58      $87      $117    $191
     Assuming no redemption                                   $18      $57      $97     $191

Class C Shares
Management Fee                                                1 Year   3 Years  5 Years 10 Years
                                                              ------   -------  ------- --------
   Basic
     Assuming complete redemption at end of period            $29      $59      $102    $220
     Assuming no redemption                                   $19      $59      $102    $220
   Maximum
     Assuming complete redemption at end of period            $30      $62      $107    $231
     Assuming no redemption                                   $20      $62      $107    $231
   Minimum
     Assuming complete redemption at end of period            $28      $56      $96     $209
     Assuming no redemption                                   $18      $56      $96     $209
-------------------
         * Class B shares convert to Class A shares eight years after  purchase;
         therefore, Class A expenses are used after year eight. **Class C shares redeemed during the first year after purchase are subject to a 1% CDSC.

         THE EXAMPLE IS DESIGNED FOR  INFORMATION  PURPOSES ONLY, AND SHOULD NOT
BE CONSIDERED A  REPRESENTATION  OF PAST OR FUTURE  EXPENSES OR RETURNS.  ACTUAL
FUND EXPENSES AND RETURNS WILL VARY FROM YEAR TO YEAR AND MAY BE HIGHER OR LOWER
THAN THOSE SHOWN.


III.     INVESTMENT OBJECTIVE AND POLICIES

         The shareholders of the Fund also approved changes in the Fund's policies relating to a number of the fundamental investment restrictions set forth in the Fund's statement of additional information. However, none of these changes have a material effect on the Fund's current investment operations and will not be effected until the Fund's statement of additional information has been amended or supplemented as necessary to reflect these changes.




IV.       MANAGEMENT OF THE FUND

MANAGEMENT FEE

         Under the new management contract, as compensation for its management related services and certain expenses which PMC incurs on behalf of the Fund, the Fund pays PMC a management fee that is comprised of two components. The first component is a basic fee (the "Basic Fee") equal to 0.70% per annum of the Fund's average daily net assets up to $500 million, 0.65% of the next $500 million and 0.625% of the excess over $1 billion. The second component is a performance fee adjustment.

Computing The Performance Fee Adjustment

         The Basic Fee is subject to an upward or downward adjustment, depending on whether, and to what extent, the investment performance of the Class A shares of the Fund for the relevant performance period exceeds, or is exceeded by, the record of the Lipper Growth Funds Index (the "Index") over the same period. This performance comparison would be made at the end of each month. Each percentage point of difference (up to a maximum of +/- 10 percentage points) is multiplied by a performance adjustment rate of 0.01%. An appropriate percentage of this rate (based on the number of days in the current month) is then applied to the Fund's average net assets over the entire performance period, giving the dollar amount that will be added to (or subtracted from) the Basic Fee. The monthly performance adjustment will be further adjusted to the extent necessary to insure that the total annual adjustment to the Basic Fee does not exceed +/-0.01% of the average daily net assets for that year.

         Because the adjustment to the Basic Fee is based on the comparative performance of the Fund's Class A shares and the record of the Index, the controlling factor is not whether the performance of the Fund's Class A shares is up or down, but whether it is up or down more or less than the record of the Index. Moreover, the comparative investment performance of the Fund's Class A shares is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period of time.

         From time to time, the Trustees may determine that another securities index is a more appropriate benchmark than the Index for purposes of evaluating the Fund's performance. In such event, a successor index may be substituted for the Index in prospectively calculating the performance based adjustment to the Basic Fee. However, the Fund's performance relative to the Index will still be used in calculating the performance adjustment concerning portions of the performance period prior to the approval of the successor index.

         In addition, because of the possible future identification of a more appropriate class of Fund shares for comparison with the Index, the Trustees have reserved the ability to substitute the class of Fund shares designated for the performance comparison with the Index; provided, in such event, the calculation of the performance adjustment for any portion of the performance period prior to the designation of a successor class would still be based upon the performance of the previously designated class of Fund shares.


Phase-In of Performance Fee Arrangements

         The Fund's current management contract with PMC became effective May 1, 1998. Under the terms of the contract, beginning on May 1, 1998 (the "Effective Date") the Fund pays management fees at a rate equal to the Basic Fee. The performance adjustment will be phased-in as follows: (a) during the initial 12-month period, the Basic Fee will remain unadjusted, (b) during the following 24 months, the Fund's performance will be measured over an increasing period covering the current month and the prior months dating back to the Effective Date, (c) beginning in the thirty-sixth month, the duration of the Fund's performance period will become fixed and (d) thereafter, the Fund's performance will be measured over a rolling thirty-six month period covering the current month and the prior thirty-five months (each a "Performance Period"). The Fund will pay management fees at a rate equal to the Basic Fee plus or minus the amount of the performance adjustment for the relevant Performance Period.

         The Basic Fee is computed daily, the performance fee adjustment is calculated once per month as required by the relevant Performance Period and the entire management fee is paid monthly.

XIII.    THE FUND

         The April 30, 1998 meeting was adjourned until June 18, 1998 with respect to a proposal for the reorganization of the Fund's charter from a single Massachusetts business trust with three funds, one of which was Pioneer Capital Growth Fund, to a separate Delaware business trust.

0598-5235
(C) Pioneer Funds Distributor, Inc.

                                                                   May 7, 1998


                           PIONEER EQUITY-INCOME FUND
                 Supplement to Prospectus dated February 2, 1998

                         The following information supplements the corresponding
section in the Prospectus:


I.       EXPENSE INFORMATION

         At a Special Meeting of Shareholders held on April 30, 1998, the shareholders of the Fund approved a proposal for a new management contract under which the management fee payable to Pioneering Management Corporation ("PMC") would be increased at the Fund's current average daily net asset level. Under the proposed contract, the "Annual Operating Expenses" and the "Example" shown on page 2 of the Fund's prospectus will change as set forth below. The "Shareholder Transaction Expenses" shown on page 2 of the prospectus will not change as a result of the new contract.

     The table reflects expenses based on actual expenses for the fiscal year ended October 31, 1997. Management fees have been restated to reflect the fees payable to PMC under the new management contract. See "Management of the Fund."

Annual Operating Expenses (As a Percentage of Average Net Assets):

                                                                         Class A       Class B   Class C
  Management Fee                                                           0.60%        0.60%    0.60%
  12b-1 Fees                                                               0.25%        1.00%    1.00%
  Other Expenses (including accounting and transfer
     agent fees, custodian fees and printing expenses)                     0.24%        0.26%    0.30%
                                                                           ----         ----     ----
Total Operating Expenses                                                   1.09%        1.86%    1.90%
                                                                           ====         ====     ====

Example:
         You would pay the following fees and expenses on a $1,000 investment, with or without redemption at the end of each time period, assuming a 5% annual return, reinvestment of all dividends and distributions and that the percentage amounts listed above under "Annual Operating Expenses" remain the same each year.

Management Fee                                                1 Year   3 Years  5 Years 10 Years
  Class A shares                                              $68      $90      $114    $182
  Class B shares
     Assuming complete redemption at end of period            $59      $88      $120    $197
     Assuming no redemption                                   $19      $58      $100    $197
  Class C shares
     Assuming complete redemption at end of period            $29      $59      $102    $221
     Assuming no redemption                                   $19      $59      $102    $221
-------------------
         * Class B shares convert to Class A shares eight years after  purchase;
         therefore, Class A expenses are used after year eight. **Class C shares redeemed during the first year after purchase are subject to a 1% CDSC.

         THE EXAMPLE IS DESIGNED FOR INFORMATION PURPOSES ONLY, AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL FUND EXPENSES AND RETURNS WILL VARY FROM YEAR TO YEAR AND MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

III.     INVESTMENT OBJECTIVE AND POLICIES

         The shareholders of the Fund also approved changes in the Fund's policies relating to a number of the fundamental investment restrictions set forth in the Fund's statement of additional information. However, none of these changes have a material effect on the Fund's current investment operations and will not be effected until the Fund's statement of additional information has been amended or supplemented as necessary to reflect these changes.

IV.       MANAGEMENT OF THE FUND

         Under the new management contract, as compensation for its management services and certain expenses which PMC incurs on behalf of the Fund, PMC is entitled to an annual management fee equal to 0.60% of the Fund's average daily net assets up to $10 billion and 0.575% of the excess over $10 billion. The management fee is normally computed daily and paid monthly.

XIII.    THE FUND

         The April 30,1998 meeting was adjourned until June 18, 1998 with respect to a proposal for the reorganization of the Fund's charter from a single Massachusetts business trust with three funds, one of which was Pioneer Equity-Income Fund, to a separate Delaware business trust.


0598-5236
(C) Pioneer Funds Distributor, Inc.

                                                                 May 7, 1998


                               PIONEER GOLD SHARES
                 Supplement to Prospectus dated February 2, 1998

             The following information supplements the corresponding
                           section in the Prospectus:


III.     INVESTMENT OBJECTIVE AND POLICIES

         At a Special Meeting of Shareholders held on April 30, 1998, the shareholders of the Fund approved changes in the Fund's policies relating to a number of the fundamental investment restrictions set forth in the Fund's statement of additional information. However, none of these changes have a material effect on the Fund's current investment operations and will not be effected until the Fund's statement of additional information has been amended or supplemented as necessary to reflect these changes.

IV.      MANAGEMENT OF THE FUND

     Mr. David Tripple, President and Chief Investment Officer of PMC and Executive Vice President of each Pioneer mutual fund, has general responsibility for PMC's investment operations and chairs a committee of PMC's equity managers which reviews PMC's research and portfolio operations, including those of the Fund. Mr. Tripple joined PMC in 1974. Ms. Theresa Hamacher, Senior Vice President of PMC, oversees U.S. equity research and portfolio management.


     The Fund is covered by a team of managers and analysts which does research for and oversees the management of the Fund. Members of the team meet
regularly  to  discuss   holdings,   prospective   investments   and   portfolio
composition.

         Day-to-day management of the Fund has been responsibility of Mr. Michael P. Bradshaw, Vice President of the Fund and PMC, since December 1, 1997. Mr. Bradshaw joined PMC in July of 1997 and has four years of investment experience. During these four years he worked as a financial analyst and as a research associate within the equity research department of a major Canadian securities firm. Prior to this time, he was an associate and a partner with an investor relations group for two years and an exploration geologist for six years.

XIII.     THE FUND

         The April 30, 1998 meeting was adjourned until June 18, 1998 with respect to a proposal for the reorganization of the Fund's charter from a single Massachusetts business trust with three funds, one of which was Pioneer Gold Shares, to a separate Delaware business trust.




0598-5237
(C) Pioneer Funds Distributor, Inc.